SUBSIDIARIES AND NON-CONTROLLING INTEREST - Principal Subsidiaries (Details)		12 Months Ended
	Sep. 15, 2020	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	57.00%
Marigold Mining Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Anagold
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.00%
SGO Mining Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Mina Pirquitas Sociedad Anonima
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
SSR Durango, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Intertrade Metals Limited Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%